Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

                                                 February 11, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A. The purpose of this filing is to update the disclosures regarding the Trust’s JPMorgan Core Bond Portfolio (formerly, American Funds® Bond Portfolio) and Met/Templeton Growth Portfolio (to be renamed Oppenheimer Global Equity Portfolio) in connection with a change in subadvisers.

The Registration Statement contains the Prospectuses and Statements of Additional Information, to be dated April 29, 2013, for the JPMorgan Core Bond Portfolio and the Oppenheimer Global Equity Portfolio.

This filing also contains appropriate exhibits. Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.